Business Combinations and Private Placement - Additional Information (Details)				5 Months Ended	12 Months Ended
	Nov. 02, 2018 USD ($) $ / shares shares	Oct. 30, 2018 CAD ($)	Apr. 03, 2017 CAD ($) shares	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)	Nov. 02, 2018 CAD ($)	Nov. 02, 2018 USD ($)
Disclosure Of Business Combinations [Line Items]
Special dividend | $ / shares	$ 1.15
Dividend payable								$ 22,108,000	$ 16,840,000
Reduction in exercise price per stock option	$ 1.15
Equity exchange ratio	1.1918
Share issue costs							$ 48,000
Deferred income tax					$ (3,140,000)	$ (395,000)	$ (474,000)
Acquisition related costs					3,929,908
Private Placement
Disclosure Of Business Combinations [Line Items]
Number of instruments issued		11,736,055
Subscription receipt price		$ 4.50
Private Placement
Disclosure Of Business Combinations [Line Items]
Share issue costs					2,764,885
Deferred income tax					$ 714,000
Edgewater
Disclosure Of Business Combinations [Line Items]
Number of subordinate voting shares | shares	1.1918
Number of instruments issued | shares				17,458,348	17,458,348
Accounts receivable and other receivables				$ 27,705,000	$ 27,705,000
Gross contractual amount				28,500,000	28,500,000
Estimated contractual cash flow not expected to be collected				795,000	795,000
Stock based payments consideration, fair value				572,000	572,000
Revenue from business acquired				50,229,000
Gross margin from business acquired				19,401,000
Loss from business acquired				$ 2,097,000
Proforma revenue					282,386,000
Loss before income taxes					17,296,000
Edgewater | Private Placement
Disclosure Of Business Combinations [Line Items]
Subscription receipt price					$ 4.50
Alithya Digital Technology Corporation
Disclosure Of Business Combinations [Line Items]
Accounts receivable and other receivables			$ 5,231,000
Consideration paid			21,593,499
Cash consideration for acquisition			15,703,196
Working capital adjustment			6,195,370
Non-interest bearing vendor financing, value			5,100,000
Non-interest bearing vendor financing, fair value			4,465,526
Transaction costs recorded as acquisition costs			$ 428,947
Alithya Digital Technology Corporation | Class A
Disclosure Of Business Combinations [Line Items]
Number of instruments issued | shares			1,146,703
Stock based payments consideration, fair value			$ 1,424,777
Working capital adjustment			$ 466,318
Working capital adjustment, share | shares			122,667